Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,675,000
Previously Paid Amount	0.00
Total Fee Amount	232.73
Total Offset Amount	0.00
Net Fee	232.73
Narrative - Max Aggregate Offering Price	$ 2,675,000
Final Prospectus	true